Investment Objectives and Goals	Mar. 04, 2025
Polen Floating Rate Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen Floating Rate Income ETF (the “Fund”) seeks to achieve overall total return consisting of a high level of current income together with long-term capital appreciation.
Polen High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen High Income ETF (the “Fund”) seeks to achieve overall total return consisting of a high level of current income together with long-term capital appreciation.